Deferred consideration - Schedule of Carrying Amount for the Reporting Periods (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Contingent Consideration [Roll Forward]
Balance as at January 1	$ 0
Additions	25,065,957
Fair value reassessment	668,116
Balance as at December 31	$ 25,734,073